Segmented information - Disclosure of Geographic Information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of geographical areas [line items]
Revenue	$ 11,506,825,000	$ 10,845,066,000
PP&E, contract costs and intangible assets	1,110,566,000	1,130,095,000
U.S.
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	337,191,000	312,909,000
Sweden
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	68,463,000	66,953,000
Finland
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	47,512,000	35,363,000
Canada
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	319,604,000	311,667,000
France
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	53,214,000	66,416,000
U.K.
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	140,682,000	183,213,000
Germany
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	37,331,000	38,310,000
Netherlands
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	25,248,000	25,300,000
Rest of the world
Disclosure of geographical areas [line items]
PP&E, contract costs and intangible assets	81,321,000	89,964,000
U.S | U.S.
Disclosure of geographical areas [line items]
Revenue	3,222,912,000	3,118,044,000
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	1,674,388,000	1,554,877,000
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue	1,742,336,000	1,615,359,000
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	1,458,741,000	1,473,478,000
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue	1,480,576,000	1,502,685,000
Northern Europe
Disclosure of geographical areas [line items]
Revenue	1,891,192,000	1,688,069,000
Revenue	1,800,460,000	1,607,942,000
Northern Europe | Sweden
Disclosure of geographical areas [line items]
Revenue	800,221,000	775,093,000
Northern Europe | Finland
Disclosure of geographical areas [line items]
Revenue	781,346,000	654,155,000
Northern Europe | Others
Disclosure of geographical areas [line items]
Revenue	309,625,000	258,821,000
Canada
Disclosure of geographical areas [line items]
Revenue	1,687,035,000	1,605,500,000
Canada | Canada
Disclosure of geographical areas [line items]
Revenue	1,823,948,000	1,746,438,000
France
Disclosure of geographical areas [line items]
Revenue	1,758,438,000	1,594,166,000
Revenue	1,715,486,000	1,559,869,000
France | France
Disclosure of geographical areas [line items]
Revenue	1,717,476,000	1,555,721,000
France | Others
Disclosure of geographical areas [line items]
Revenue	40,962,000	38,445,000
U.K.
Disclosure of geographical areas [line items]
Revenue	1,290,581,000	1,286,700,000
U.K. | U.K.
Disclosure of geographical areas [line items]
Revenue	1,414,568,000	1,419,419,000
ECS
Disclosure of geographical areas [line items]
Revenue	1,267,981,000	1,150,015,000
Revenue	1,272,558,000	1,164,350,000
ECS | Germany
Disclosure of geographical areas [line items]
Revenue	502,703,000	415,104,000
ECS | Netherlands
Disclosure of geographical areas [line items]
Revenue	448,589,000	421,673,000
ECS | Others
Disclosure of geographical areas [line items]
Revenue	316,689,000	313,238,000
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	127,786,000	128,915,000
Revenue	607,576,000	592,350,000
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue	$ 127,786,000	$ 128,915,000